Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Amortize period		5 years
Capitalized and amortized term		5 years
Expenditures attributable to foreign research		15 years
Amortization		$ 2.6
Deferred tax assets		24.1	$ 5.5
Net operating loss		$ 19.6
Taxable income limitation		80.00%
Taxable income afterwards	80.00%
Unrecognized tax benefits		$ 1.6
China [Member]
Income Taxes (Details) [Line Items]
Net operating loss			$ 4.6
Taiwan [Member]
Income Taxes (Details) [Line Items]
Net operating loss		10.0
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Net operating loss		2.3
Operating Income (Loss) [Member]
Income Taxes (Details) [Line Items]
Net operating loss		$ 22.0